Segmented Information - Segment Assets and Liabilities by Geographical Area (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total general fund assets	CAD 162,720	CAD 161,071
Investments for account of segregated fund holders	106,392	97,167
SLF Asset Management
Disclosure of operating segments [line items]
Total general fund assets	4,115	4,277
Investments for account of segregated fund holders	0	0
SLF Asset Management | United States
Disclosure of operating segments [line items]
Total general fund assets	3,750	3,745
SLF Asset Management | United Kingdom
Disclosure of operating segments [line items]
Total general fund assets	0	0
Investments for account of segregated fund holders	0	0
SLF Asset Management | Canada
Disclosure of operating segments [line items]
Total general fund assets	365	532
SLF Asset Management | Other countries
Disclosure of operating segments [line items]
Total general fund assets	0	0
Corporate
Disclosure of operating segments [line items]
Total general fund assets	14,605	14,341
Investments for account of segregated fund holders	11,986	11,329
Corporate | United States
Disclosure of operating segments [line items]
Total general fund assets	1,984	2,356
Corporate | United Kingdom
Disclosure of operating segments [line items]
Total general fund assets	8,744	8,731
Investments for account of segregated fund holders	11,986	11,329
Corporate | Canada
Disclosure of operating segments [line items]
Total general fund assets	3,723	3,116
Corporate | Other countries
Disclosure of operating segments [line items]
Total general fund assets	CAD 154	CAD 138